Acquisition - Schedule of Preliminary Purchase Price Allocation (Details) - USD ($) $ in Thousands		10 Months Ended	12 Months Ended
	Dec. 09, 2019	Dec. 31, 2019	Dec. 31, 2020
Business Acquisition [Line Items]
Cash consideration		$ 43,108
Goodwill		$ 11,424	$ 13,102
FMG Valdosta, LLC and FMG Kentucky, LLC | SG Broadcasting
Business Acquisition [Line Items]
Cash consideration			43,108
Due from Seller			(106)
Total Consideration	$ 43,100		43,002
Accounts receivable			1,521
Other current assets			133
Property, plant and equipment			28,638
Operating lease, right-of-use assets			15,376
Goodwill			13,102
Intangibles (Note 10)			3,639
Deferred tax asset			1,028
Other assets			15
Assets Acquired			63,452
Accounts payable and accrued expenses			730
Current portion of operating lease liabilities			877
Operating lease liabilities, less current portion			12,320
Asset retirement obligations (Note 11)			5,618
Deferred revenue			753
Other noncurrent liabilities			152
Liabilities Assumed			20,450
Net Assets Acquired			$ 43,002